Shareholder Report, Holdings (Details)	May 31, 2024
C000012164 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000012164 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000012164 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000012164 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000012164 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000012164 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000012164 [Member] | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012163 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.50%
C000012163 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000012163 [Member] | Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000012163 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000012163 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000012163 [Member] | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000012163 [Member] | Other Assets And Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%